Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance metrics for each of the last three completed calendar years. In determining the “compensation actually paid” to our Named Executive Officers (“NEOs”), we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table in previous years, as the SEC’s calculation method for this section differs from those required in the Summary Compensation Table. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Board of Directors or the Compensation Committee view the link between our performance and its PEO and NEOs pay.
Pay versus Performance Table
The table below presents information of our principal executive officers (“PEO”) and our NEO’s in comparison to certain financial performance metrics for 2024, 2023 and 2022. The metrics are not those that the Compensation Committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the SCT total values for the applicable year as described in the footnotes to the table.

Years	Summary Compensation Table Total for PEOs(1)(2)		Compensation Actually Paid to PEOs(3)		Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6)	Net income (loss) (000’s)
	PEO 1	PEO 2	PEO 1	PEO 2
2024	N/A	892,543	N/A	18,762,027	902,320	5,164,927	$2,045	$5,976
2023	N/A	593,630	N/A	406,130	462,531	389,314	$52	$74
2022	454,300	566,923	492,633	966,923	322,485	322,751	$97	$(73)

(1)	Anthony Angelini (“PEO 1”) served as our PEO through November 14, 2022, at which time Darryll E. Dewan (“PEO 2:”) became the PEO and served for the remainder of the year 2022 and all of 2023 and 2024.
(2)
Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) presented separately in this proxy statement. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid” (“CAP”). The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).

The following table reflects the adjustments made to SCT total compensation to compute the CAP for the position of PEO and average CAP for our other Named Executive Officers (“NEO’s”)

Position	Year	Summary Compensation Table Total	Equity Deductions from SCT total(a)	CAP of Equity Vesting during FY(b)	CAP of Unvested Equity at FYE(c)	Compensation Actually Paid
PEO 1	2024	N/A	N/A	N/A	N/A	N/A
	2023	N/A	N/A	N/A	N/A	N/A
	2022	$454,300	—	38,333	—	$492,633
PEO 2	2024	$892,543	(174,000)	4,733,303	13,310,181	$18,762,027
	2023	$593,630	—	(62,500)	(125,000)	$406,130
	2022	$566,923	(12,500)	—	412,500	$966,923
Non-PEO NEO’s	2024	$902,320	(546,175)	194,500	4,614,282	$5,164,927
	2023	$462,531	(59,000)	(44,217)	30,000	$389,314
	2022	$322,485	—	(4,867)	5,133	$322,751

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(4)
Our non-PEO named executive officers for 2024 were Daniel M. Chism and Karl T. Marrott. In 2023, the non-PEO named executive officers were John K. Penver and Karl T. Marrott. In 2022, our non-PEO named executive officers were John K. Penver and Kieran P. Brennan. The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. See note (3) above.

(5)
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group, as computed in accordance with the Pay Verses Performance Rules. They do not reflect the actual average amount of compensation earned or paid to the NEOs as a group during the applicable year.

(6)
Cumulative total shareholder return (“TSR”) is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. There were no dividends for the common stock. The beginning of the measurement period for calculating the cumulative total shareholder return was our share price at December 31, 2021.

Named Executive Officers, Footnote
(1)	Anthony Angelini (“PEO 1”) served as our PEO through November 14, 2022, at which time Darryll E. Dewan (“PEO 2:”) became the PEO and served for the remainder of the year 2022 and all of 2023 and 2024.
(4)
Our non-PEO named executive officers for 2024 were Daniel M. Chism and Karl T. Marrott. In 2023, the non-PEO named executive officers were John K. Penver and Karl T. Marrott. In 2022, our non-PEO named executive officers were John K. Penver and Kieran P. Brennan. The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. See note (3) above.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid” (“CAP”). The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).

The following table reflects the adjustments made to SCT total compensation to compute the CAP for the position of PEO and average CAP for our other Named Executive Officers (“NEO’s”)

Position	Year	Summary Compensation Table Total	Equity Deductions from SCT total(a)	CAP of Equity Vesting during FY(b)	CAP of Unvested Equity at FYE(c)	Compensation Actually Paid
PEO 1	2024	N/A	N/A	N/A	N/A	N/A
	2023	N/A	N/A	N/A	N/A	N/A
	2022	$454,300	—	38,333	—	$492,633
PEO 2	2024	$892,543	(174,000)	4,733,303	13,310,181	$18,762,027
	2023	$593,630	—	(62,500)	(125,000)	$406,130
	2022	$566,923	(12,500)	—	412,500	$966,923
Non-PEO NEO’s	2024	$902,320	(546,175)	194,500	4,614,282	$5,164,927
	2023	$462,531	(59,000)	(44,217)	30,000	$389,314
	2022	$322,485	—	(4,867)	5,133	$322,751

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

Non-PEO NEO Average Total Compensation Amount			$ 902,320	$ 462,531	$ 322,485
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,164,927	389,314	322,751
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid” (“CAP”). The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).

The following table reflects the adjustments made to SCT total compensation to compute the CAP for the position of PEO and average CAP for our other Named Executive Officers (“NEO’s”)

Position	Year	Summary Compensation Table Total	Equity Deductions from SCT total(a)	CAP of Equity Vesting during FY(b)	CAP of Unvested Equity at FYE(c)	Compensation Actually Paid
PEO 1	2024	N/A	N/A	N/A	N/A	N/A
	2023	N/A	N/A	N/A	N/A	N/A
	2022	$454,300	—	38,333	—	$492,633
PEO 2	2024	$892,543	(174,000)	4,733,303	13,310,181	$18,762,027
	2023	$593,630	—	(62,500)	(125,000)	$406,130
	2022	$566,923	(12,500)	—	412,500	$966,923
Non-PEO NEO’s	2024	$902,320	(546,175)	194,500	4,614,282	$5,164,927
	2023	$462,531	(59,000)	(44,217)	30,000	$389,314
	2022	$322,485	—	(4,867)	5,133	$322,751

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship of CAP to Certain Other Measures:
As part of our overall compensation philosophy, we utilize grants of stock options and restricted stock as a recruiting and retention tool and to align the interests of our named executive officers with those of our stockholders by incentivizing them to increase stockholder value. As shown in the tables above, the calculated Compensation Actually Paid (“CAP”), as defined, increased significantly in 2024 for our PEO and our non-PEO NEO’s, primarily due to the increase in the company’s stock price and the impact that had on executives’ stock compensation.
The total CAP to our PEO, as presented in the preceding tables, increased 4,520% from 2023 to 2024 and the total CAP to our other non-PEO NEO’s increased 1,227% over the same time period primarily due to appreciation in our stock price and the resulting impact on calculated stock compensation. In comparison, the Total Shareholder Return (“TSR”), based on an initial $100 investment at the beginning of the periods presented above, increased 3,833% from 2023 to 2024, in relative alignment with the percentage increase in CAP. A $100 investment in our stock on December 31, 2021 would have been worth $2,045 on December 31, 2024, an increase from $52 on December 31, 2023. Over the same time period, the TSR of the peer group to whom we compare ourselves increased only 24%.
Similarly, our net income grew 7,976% from 2023 to 2024. This growth in net income is generally aligned with, and outpaced, the increase in CAP to our PEO and other non-PEO NEO’s.
The growth in CAP for the PEO and other non-PEO NEO's is closely correlated with our growth in TSR and net income over the same period.

Compensation Actually Paid vs. Net Income
Relationship of CAP to Certain Other Measures:
As part of our overall compensation philosophy, we utilize grants of stock options and restricted stock as a recruiting and retention tool and to align the interests of our named executive officers with those of our stockholders by incentivizing them to increase stockholder value. As shown in the tables above, the calculated Compensation Actually Paid (“CAP”), as defined, increased significantly in 2024 for our PEO and our non-PEO NEO’s, primarily due to the increase in the company’s stock price and the impact that had on executives’ stock compensation.
The total CAP to our PEO, as presented in the preceding tables, increased 4,520% from 2023 to 2024 and the total CAP to our other non-PEO NEO’s increased 1,227% over the same time period primarily due to appreciation in our stock price and the resulting impact on calculated stock compensation. In comparison, the Total Shareholder Return (“TSR”), based on an initial $100 investment at the beginning of the periods presented above, increased 3,833% from 2023 to 2024, in relative alignment with the percentage increase in CAP. A $100 investment in our stock on December 31, 2021 would have been worth $2,045 on December 31, 2024, an increase from $52 on December 31, 2023. Over the same time period, the TSR of the peer group to whom we compare ourselves increased only 24%.
Similarly, our net income grew 7,976% from 2023 to 2024. This growth in net income is generally aligned with, and outpaced, the increase in CAP to our PEO and other non-PEO NEO’s.
The growth in CAP for the PEO and other non-PEO NEO's is closely correlated with our growth in TSR and net income over the same period.

Total Shareholder Return Amount			$ 2,045	52	97
Net Income (Loss)			$ 5,976,000	$ 74,000	(73,000)
PEO Name	Darryll E. Dewan	Anthony Angelini	Darryll E. Dewan	Darryll E. Dewan
Darryll E. Dewan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 892,543	$ 593,630	566,923
PEO Actually Paid Compensation Amount			18,762,027	406,130	966,923
Anthony Angelini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					454,300
PEO Actually Paid Compensation Amount					492,633
PEO | Darryll E. Dewan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(174,000)	0	(12,500)
PEO | Darryll E. Dewan [Member] | Equity Vesting during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,733,303	(62,500)	0
PEO | Darryll E. Dewan [Member] | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,310,181	(125,000)	412,500
PEO | Anthony Angelini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Anthony Angelini [Member] | Equity Vesting during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					38,333
PEO | Anthony Angelini [Member] | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(546,175)	(59,000)	0
Non-PEO NEO | Equity Vesting during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			194,500	(44,217)	(4,867)
Non-PEO NEO | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,614,282	$ 30,000	$ 5,133